Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2022
Property, Plant and Equipment
Schedule of property, plant and equipment
	Agricultural establishments	Buildings and facilities	Machinery and equipment	Communication networks	Others (i)	Total
Net book amount at the June 30, 2020	10,723	12,689	1,735	52,005	15,777	92,929
Costs	23,397	29,746	11,043	248,594	31,754	344,534
Accumulated depreciation	(12,674)	(17,057)	(9,308)	(196,589)	(15,977)	(251,605)
Balances at June 30, 2020	10,723	12,689	1,735	52,005	15,777	92,929
Additions	90	331	105	953	1,236	2,715
Disposals	-	(46)	(11)	(90)	-	(147)
Deconsolidation	(10,006)	(7,027)	(1,304)	(46,443)	(13,914)	(78,694)
Reclassification to assets assets held for sale	-	(46)	-	-	-	(46)
Currency translation adjustment	(761)	(562)	(101)	(3,749)	(1,117)	(6,290)
Transfers	-	1,622	-	-	-	1,622
Depreciation charges (ii)	(46)	(702)	(146)	(2,676)	(1,720)	(5,290)
Net book amount at the June 30, 2021	-	6,259	278	-	262	6,799
Costs	-	11,603	4,121	-	949	16,673
Accumulated depreciation	-	(5,344)	(3,843)	-	(687)	(9,874)
Balances at June 30, 2021	-	6,259	278	-	262	6,799
Additions	-	282	51	-	2	335
Disposals	-	(2)	(1)	-	-	(3)
Currency translation adjustment	-	-	-	-	(3)	(3)
Transfers	-	1,492	19	-	-	1,511
Depreciation charges (ii)	-	(499)	(111)	-	(39)	(649)
Net book amount at the June 30, 2022	-	7,532	236	-	222	7,990
Costs	-	13,375	4,190	-	948	18,513
Accumulated depreciation	-	(5,843)	(3,954)	-	(726)	(10,523)
Balances at June 30, 2022	-	7,532	236	-	222	7,990